GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Estimated Future Annual Amortization Expense of Intangible Assets Acquired) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
2016		¥ 8,163,571
2017		6,423,668
2018		5,792,386
2019		4,428,550
2020		96,184
Total		24,904,359	¥ 84,748,607
Amortization expense	$ 3,276,580	¥ 21,225,033	¥ 8,669,777	¥ 3,964,862